Commissions and Fee Income - Disaggregation of revenues by product type and business segment - based on IFRS 15 (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Total Consolidated Segments [Domain Member]
Major type of services: [Abstract]
Commissions for administration	€ 135	€ 141	€ 265	€ 283
Commissions for assets under management	1,009	936	2,032	1,844
Commissions for other securities	163	117	286	222
Underwriting and advisory fees	341	564	835	1,151
Brokerage fees	390	437	894	954
Commissions for local payments	362	267	730	612
Commissions for foreign commercial business	145	142	288	280
Commissions for foreign currency/exchange business	6	3	12	6
Commissions for loan processing and guarantees	315	290	595	560
Intermediary fees	145	157	344	321
Fees for sundry other customer services	188	230	379	461
Total fee and commissions income	3,200	3,284	6,658	6,695
Gross expense	(699)	(711)	(1,401)	(1,382)
Net fees and commissions	2,502	2,574	5,257	5,313
Corporate Bank [Member]
Major type of services: [Abstract]
Commissions for administration	57	60	112	120
Commissions for assets under management	5	4	10	8
Commissions for other securities	151	106	262	201
Underwriting and advisory fees	7	9	19	21
Brokerage fees	4	5	11	12
Commissions for local payments	119	112	236	221
Commissions for foreign commercial business	120	111	237	221
Commissions for foreign currency/exchange business	5	2	10	4
Commissions for loan processing and guarantees	157	135	299	275
Intermediary fees	1	2	6	7
Fees for sundry other customer services	69	62	139	134
Total fee and commissions income	696	609	1,341	1,223
Investment Bank [Member]
Major type of services: [Abstract]
Commissions for administration	7	10	13	23
Commissions for assets under management	0	0	0	0
Commissions for other securities	0	0	0	0
Underwriting and advisory fees	336	566	832	1,151
Brokerage fees	82	66	149	129
Commissions for local payments	0	1	2	2
Commissions for foreign commercial business	8	6	14	11
Commissions for foreign currency/exchange business	0	0	0	0
Commissions for loan processing and guarantees	72	79	130	130
Intermediary fees	1	(1)	1	1
Fees for sundry other customer services	90	128	173	242
Total fee and commissions income	596	855	1,315	1,689
Private Bank [Member]
Major type of services: [Abstract]
Commissions for administration	67	65	132	128
Commissions for assets under management	90	88	193	176
Commissions for other securities	12	10	24	21
Underwriting and advisory fees	3	3	6	9
Brokerage fees	283	318	696	715
Commissions for local payments	242	151	485	385
Commissions for foreign commercial business	19	25	39	50
Commissions for foreign currency/exchange business	1	1	2	3
Commissions for loan processing and guarantees	83	74	162	151
Intermediary fees	142	154	330	306
Fees for sundry other customer services	0	12	3	23
Total fee and commissions income	941	903	2,072	1,965
Asset Management [Member]
Major type of services: [Abstract]
Commissions for administration	4	6	9	11
Commissions for assets under management	914	844	1,829	1,660
Commissions for other securities	0	0	0	1
Underwriting and advisory fees	0	0	0	0
Brokerage fees	20	22	36	40
Commissions for local payments	0	0	0	0
Commissions for foreign commercial business	0	0	0	0
Commissions for foreign currency/exchange business	0	0	0	0
Commissions for loan processing and guarantees	0	0	0	0
Intermediary fees	0	0	0	0
Fees for sundry other customer services	29	27	62	59
Total fee and commissions income	967	899	1,937	1,771
Capital Release Unit [Member]
Major type of services: [Abstract]
Commissions for administration	0	1	0	2
Commissions for assets under management	0	0	0	0
Commissions for other securities	0	0	0	0
Underwriting and advisory fees	0	0	0	0
Brokerage fees	1	25	1	58
Commissions for local payments	0	0	0	0
Commissions for foreign commercial business	0	0	0	0
Commissions for foreign currency/exchange business	0	0	0	0
Commissions for loan processing and guarantees	1	2	1	3
Intermediary fees	0	0	0	0
Fees for sundry other customer services	0	0	1	2
Total fee and commissions income	3	27	4	65
Corporate & Other [Member]
Major type of services: [Abstract]
Commissions for administration	(1)	(1)	(1)	(2)
Commissions for assets under management	0	0	0	0
Commissions for other securities	0	0	0	0
Underwriting and advisory fees	(6)	(15)	(22)	(30)
Brokerage fees	0	1	0	0
Commissions for local payments	1	3	7	5
Commissions for foreign commercial business	(1)	(1)	(2)	(1)
Commissions for foreign currency/exchange business	0	0	0	0
Commissions for loan processing and guarantees	1	0	2	2
Intermediary fees	2	2	6	6
Fees for sundry other customer services	0	1	1	2
Total fee and commissions income	€ (4)	€ (8)	€ (9)	€ (18)